Commitments and Contingencies - Schedule of Lease (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$ 27,535	$ 26,533	$ 125,076	$ 125,929
Right-of-use assets obtained in exchange for lease obligation:
Operating lease				$ 235,893
Weighted average remaining lease term (in years)			1 year 9 months	29 days
Weighted average discount rate			13.00%	11.00%